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                              UNITED STATES                  OMB APPROVAL
                   SECURITIES AND EXCHANGE COMMISSION    -----------------------
                          Washington, D.C. 20549         -----------------------
                                                         OMB Number:   3235-0456
                                                         Expires:August 31, 2000
                                                         Estimated average
                                                         burden houors per
                                                         response..............1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.       Name and address of issuer:

             PaineWebber Mutual Fund Trust
             51 West 52nd Street
             New York, NY 10019-6114

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    2.       The name of each series or class of  securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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    3.       Investment Company Act File Number:

                         811-4312

             Securities Act File Number:

                         002-98149

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    4(a).    Last day of fiscal year for which this Form is filed:

                         February 29, 2000

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    4(b).    |_|   Check box if this  Form is being  filed late (i.e., more than
                   90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c).    |_|   Check box if this is the last time the  issuer will be filing this Form.

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


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
      5.     Calculation of registration fee:

             (i)    Aggregate sale price of securities
                    sold during the fiscal year
                    pursuant to section 24(f):                                      $   54,971,306
                                                                                       -----------

             (ii)   Aggregate price of
                    securities redeemed or                  $     88,953,530
                    repurchased during the                  ----------------
                    during the fiscal year

             (iii)  Aggregate price of
                    securities redeemed or
                    repurchased during any
                    prior fiscal year ending no
                    earlier than October 1,                 $     240,043,650
                    1995 that were not                      -----------------
                    previously used to reduce
                    registration fees payable
                    to the Commission:

             (iv)   Total available redemption credits [add Items                - $   328,997,180
                    5(ii) and 5(iii)]:                                               -------------

             (v)    Net sales - if item 5(i) is
                    greater than Item 5(iv)
                    [subtract item 5(iv) from Item 5(i)]:                          $             0
                                                                                     -------------
             -------------------------------------------------------------------------------------
             (vi)   Redemption credits available
                    for use in future $(years --
                    if Item 5(i) is
                    less than Item 5(iv) [subtract
                    Item 5(iv) from Item 5(i)]:                                    $ (274,025,874)
                                                                                     -------------
             -------------------------------------------------------------------------------------
             (vii)  Multiplier for determining
                    registration fee (See
                    Instruction C.9):                                            = $      0.000264
                                                                                     -------------
             (viii) Registration  fee due [multiply
                    Item 5(v) by Item 5(vii)] (enter
                    "0" if no fee is due):                                       = $             0
                                                                                     -------------

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      6.     Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 28,494,621.

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      7.     Interest  due - if this Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                                                 + $             0
                                                                                    --------------

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      8.     Total of the  amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                 = $             0
                                                                                    --------------

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

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


      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 Method of Delivery:

                             |_|   Wire Transfer

                             |_|   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ann E. Moran
                            --------------------------------------

                            Ann E. Moran
                            --------------------------------------

                            Vice President and Assistant Treasurer
                            --------------------------------------


Date: May 22, 2000
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  *Please print the name and title of the signing officer below the signature.


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